S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Dec. 10, 2025
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	As of the date of this prospectus, other than Mr. Klein and M. Klein Associates Inc., no other person has a direct or indirect material interest in our sponsor. Other than our management team, none of the other members of our sponsor will participate in our company’s activities.
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Mr. Klein
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	82.50%